PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.3%
Asset-Backed Security 0.2%
Credit Cards
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7 (cost $115,188)	3.960%	10/13/30	100	$102,137
Commercial Mortgage-Backed Securities 5.5%
3650R Commercial Mortgage Trust, Series 2021-PF01, Class A4	2.253	11/15/54	100	87,455
BANK, Series 2020-BN29, Class A3	1.742	11/15/53	100	84,648
Barclays Commercial Mortgage Trust, Series 2019-C04, Class A4	2.661	08/15/52	100	91,729
Benchmark Mortgage Trust,
Series 2018-B03, Class A3	3.746	04/10/51	30	29,893
Series 2020-B19, Class A3	1.787	09/15/53	175	159,236
Series 2020-B21, Class A4	1.704	12/17/53	100	84,150
Series 2021-B23, Class A4A1	1.823	02/15/54	200	169,295
Series 2021-B30, Class A4	2.329	11/15/54	150	130,342

BMO Mortgage Trust, Series 2022-C01, Class A4	3.119	02/15/55	150	139,043
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	90	85,905
CD Mortgage Trust, Series 2017-CD06, Class A3	3.104	11/13/50	40	39,221
Citigroup Commercial Mortgage Trust,
Series 2016-P06, Class A4	3.458	12/10/49	113	111,253
Series 2017-P08, Class A3	3.203	09/15/50	75	72,414
Commercial Mortgage Trust,
Series 2015-PC01, Class A4	3.620	07/10/50	113	112,174
Series 2016-DC02, Class A5	3.765	02/10/49	25	24,809

CSAIL Commercial Mortgage Trust, Series 2016-C07, Class A4	3.210	11/15/49	43	41,754
GS Mortgage Securities Trust, Series 2020-GC47, Class A4	2.125	05/12/53	100	86,642
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR04, Class A3	3.763	03/10/52	125	121,171
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	18	17,039
Series 2016-JP04, Class A3	3.393	12/15/49	125	121,037

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3	3.077%	03/15/48	64	$61,165
Series 2016-C32, Class A3	3.459	12/15/49	119	115,571
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3	3.337	12/15/49	123	119,663
Series 2021-L06, Class A3	2.196(cc)	06/15/54	225	191,174
UBS Commercial Mortgage Trust,
Series 2018-C08, Class A3	3.720	02/15/51	200	197,454
Series 2018-C09, Class ASB	4.090	03/15/51	60	60,225
Series 2018-C11, Class A3	4.312	06/15/51	75	75,231
Series 2018-C13, Class A3	4.069	10/15/51	200	198,741
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A3	3.374	12/15/59	125	121,791
Series 2017-C39, Class A3	2.878	09/15/50	100	99,957
Series 2020-C55, Class A4	2.474	02/15/53	125	111,670

Total Commercial Mortgage-Backed Securities (cost $3,436,339)				3,161,852
Corporate Bonds 25.1%
Aerospace & Defense 0.7%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	100	91,361
Sr. Unsec’d. Notes	2.250	06/15/26	15	13,729
Sr. Unsec’d. Notes	2.700	02/01/27	20	18,414
Sr. Unsec’d. Notes	3.100	05/01/26	10	9,482
Sr. Unsec’d. Notes	3.600	05/01/34	30	25,496
Sr. Unsec’d. Notes	3.900	05/01/49	10	7,899
Sr. Unsec’d. Notes	5.805	05/01/50	70	70,040

General Dynamics Corp., Gtd. Notes	3.250	04/01/25	55	54,850
Lockheed Martin Corp., Sr. Unsec’d. Notes	2.900	03/01/25	20	20,004
Northrop Grumman Corp., Sr. Unsec’d. Notes	4.750	06/01/43	20	20,222
Raytheon Technologies Corp., Sr. Unsec’d. Notes	4.125	11/16/28	25	25,011
Teledyne Technologies, Inc., Gtd. Notes	2.250	04/01/28	65	57,890
				414,398

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture 0.2%
Altria Group, Inc.,
Gtd. Notes	3.400%	02/04/41	70	$51,269
Gtd. Notes	4.800	02/14/29	5	4,978
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.215	09/06/26	15	14,156
Gtd. Notes	3.557	08/15/27	30	27,992
Gtd. Notes	4.700	04/02/27	10	9,905

Philip Morris International, Inc., Sr. Unsec’d. Notes	1.125	05/01/23	10	9,842
				118,142
Airlines 0.2%
Southwest Airlines Co.,
Sr. Unsec’d. Notes	2.625	02/10/30	20	17,327
Sr. Unsec’d. Notes	4.750	05/04/23	40	40,640
Sr. Unsec’d. Notes	5.125	06/15/27	50	51,698

United Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.150	10/11/25	19	19,361
				129,026
Auto Manufacturers 0.4%
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	50	51,652
Sr. Unsec’d. Notes	6.600	04/01/36	10	10,781
Sr. Unsec’d. Notes	6.750	04/01/46	65	70,306

General Motors Financial Co., Inc., Gtd. Notes	4.000	01/15/25	85	84,909
				217,648
Auto Parts & Equipment 0.0%
Aptiv PLC/Aptiv Corp., Gtd. Notes	3.250	03/01/32	20	17,709
Banks 5.7%
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	165	141,911
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	130	111,763

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN	3.970%(ff)	03/05/29	315	$305,791
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	55	49,547

Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.645(ff)	06/24/31	160	135,135
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.572(ff)	06/03/31	80	68,732
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	125	108,881
Sr. Unsec’d. Notes	2.904(ff)	11/03/42	20	15,240
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	115	102,885
Sr. Unsec’d. Notes	3.400	05/01/26	45	43,866
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	60	57,710
Sr. Unsec’d. Notes	3.980(ff)	03/20/30	30	28,797
Sr. Unsec’d. Notes	4.075(ff)	04/23/29	30	29,172
Sr. Unsec’d. Notes	4.650	07/30/45	5	4,867

Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes	4.550	04/17/26	100	99,722
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	75	60,625
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	85	81,608
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	180	176,083

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.583(ff)	06/19/29	85	83,502
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	90	78,176
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	50	43,030
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	90	79,889
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	245	233,393
Sr. Unsec’d. Notes	3.882(ff)	07/24/38	95	87,319
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	65	64,603
Sub. Notes	3.875	09/10/24	60	60,301
Morgan Stanley,
Sr. Unsec’d. Notes	3.217(ff)	04/22/42	65	53,294
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	175	154,021
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	155	149,581
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	70	69,538
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	30	24,058
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	90	72,661

NatWest Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.269(ff)	03/22/25	25	25,015

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

PNC Financial Services Group, Inc. (The), Sub. Notes	3.900%	04/29/24	50	$50,568
Truist Bank, Sr. Unsec’d. Notes	2.750	05/01/23	20	19,960
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.000	10/23/26	55	52,540
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	30	26,309
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	195	174,994
				3,225,087
Beverages 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	20	19,808
Gtd. Notes	4.900	02/01/46	145	143,000
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.750	01/23/29	90	92,697
Gtd. Notes	5.550	01/23/49	20	21,312
Constellation Brands, Inc.,
Gtd. Notes	3.700	12/06/26	20	19,780
Gtd. Notes	4.400	11/15/25	10	10,178
Sr. Unsec’d. Notes	2.250	08/01/31	60	49,803
				356,578
Biotechnology 0.3%
Amgen, Inc.,
Sr. Unsec’d. Notes	2.600	08/19/26	170	162,484
Sr. Unsec’d. Notes	2.800	08/15/41	40	30,336

Regeneron Pharmaceuticals, Inc., Sr. Unsec’d. Notes	2.800	09/15/50	15	10,592
				203,412
Building Materials 0.2%
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	2.400	07/15/31	35	29,550
Sr. Unsec’d. Notes, Series CB	2.500	03/15/30	30	26,089

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Owens Corning,
Sr. Unsec’d. Notes	4.200%	12/01/24	35	$35,419
Sr. Unsec’d. Notes	4.300	07/15/47	35	31,217

Vulcan Materials Co., Sr. Unsec’d. Notes	4.500	06/15/47	5	4,748
				127,023
Chemicals 0.4%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	3.625	05/15/26	50	49,556
Sr. Unsec’d. Notes	4.625	10/01/44	20	19,352

DuPont de Nemours, Inc., Sr. Unsec’d. Notes	4.493	11/15/25	60	61,173
FMC Corp.,
Sr. Unsec’d. Notes	3.450	10/01/29	30	28,023
Sr. Unsec’d. Notes	4.500	10/01/49	25	23,419

LYB International Finance BV, Gtd. Notes	4.875	03/15/44	30	28,959
LYB International Finance III LLC, Gtd. Notes	3.375	10/01/40	5	4,056
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	5.250	01/15/45	10	10,575
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.500	06/01/47	10	9,550
				234,663
Commercial Services 0.5%
Automatic Data Processing, Inc., Sr. Unsec’d. Notes	1.700	05/15/28	20	18,022
California Institute of Technology, Sr. Unsec’d. Notes	3.650	09/01/2119	15	11,425
Cintas Corp. No. 2, Gtd. Notes	3.700	04/01/27	20	19,882
Equifax, Inc.,
Sr. Unsec’d. Notes	2.350	09/15/31	15	12,538
Sr. Unsec’d. Notes	2.600	12/01/24	30	29,188

Massachusetts Institute of Technology, Sr. Unsec’d. Notes, Series F	2.989	07/01/50	35	29,648

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
President & Fellows of Harvard College,
Unsec’d. Notes	3.150%	07/15/46	9	$8,045
Unsec’d. Notes	3.745	11/15/52	20	19,415
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610	02/15/2119	5	3,996
Unsec’d. Notes, Series 2020	2.396	10/01/50	15	10,964

University of Southern California, Unsec’d. Notes, Series 2017	3.841	10/01/47	10	9,715
Verisk Analytics, Inc., Sr. Unsec’d. Notes	4.125	09/12/22	20	20,129
Washington University (The), Sr. Unsec’d. Notes, Series 2022	3.524	04/15/54	65	57,360
Yale University, Unsec’d. Notes, Series 2020	2.402	04/15/50	45	33,887
				284,214
Computers 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes	3.250	02/23/26	105	104,820
Sr. Unsec’d. Notes	3.850	08/04/46	50	47,317

Genpact Luxembourg Sarl/Genpact USA, Inc., Gtd. Notes	1.750	04/10/26	35	31,942
Teledyne FLIR LLC, Sr. Unsec’d. Notes	2.500	08/01/30	5	4,265
				188,344
Diversified Financial Services 0.3%
Capital One Bank USA NA, Sub. Notes	3.375	02/15/23	20	20,133
Discover Financial Services, Sr. Unsec’d. Notes	4.100	02/09/27	20	19,788
Jefferies Group LLC, Sr. Unsec’d. Notes	2.750	10/15/32	55	44,973
Mastercard, Inc., Sr. Unsec’d. Notes	3.375	04/01/24	15	15,142

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series KK	3.550%	01/15/24	25	$25,217
U.S. Gov’t. Gtd. Notes, Series PP	1.400	07/15/28	45	39,755
				165,008
Electric 3.0%
AEP Texas, Inc.,
Sr. Unsec’d. Notes	3.450	05/15/51	20	15,751
Sr. Unsec’d. Notes	3.800	10/01/47	30	25,271
Sr. Unsec’d. Notes, Series I	2.100	07/01/30	70	59,169

AEP Transmission Co. LLC, Sr. Unsec’d. Notes	3.750	12/01/47	15	13,147
Alabama Power Co.,
Sr. Unsec’d. Notes	3.850	12/01/42	10	8,907
Sr. Unsec’d. Notes	6.125	05/15/38	50	57,436

Ameren Illinois Co., Sr. Sec’d. Notes	4.150	03/15/46	25	23,922
Arizona Public Service Co., Sr. Unsec’d. Notes	2.600	08/15/29	5	4,472
Atlantic City Electric Co., First Mortgage	2.300	03/15/31	10	8,669
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.125	04/01/36	80	91,073
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	3.950	03/01/48	20	18,842
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	2.950	03/01/30	20	18,117
Commonwealth Edison Co., First Mortgage	4.600	08/15/43	70	70,268
Dominion Energy South Carolina, Inc., First Mortgage	5.450	02/01/41	20	21,628
DTE Electric Co., General Ref. Mortgage	3.750	08/15/47	20	18,049
Duke Energy Carolinas LLC,
First Mortgage	4.250	12/15/41	15	14,222
First Ref. Mortgage	4.000	09/30/42	40	36,529

Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	75	71,117

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Duke Energy Florida LLC,
First Mortgage	2.400%	12/15/31	90	$78,229
First Mortgage	6.350	09/15/37	15	17,579

Duke Energy Indiana LLC, First Mortgage, Series YYY	3.250	10/01/49	20	16,266
Emera US Finance LP (Canada), Gtd. Notes	2.639	06/15/31	50	42,374
Entergy Louisiana LLC, Collateral Trust	4.200	04/01/50	5	4,755
Entergy Texas, Inc., First Mortgage	1.750	03/15/31	45	37,173
Evergy Kansas Central, Inc., First Mortgage	4.125	03/01/42	15	13,793
Eversource Energy, Sr. Unsec’d. Notes, Series R	1.650	08/15/30	15	12,058
Exelon Corp., Sr. Unsec’d. Notes	5.625	06/15/35	5	5,295
Florida Power & Light Co.,
First Mortgage	3.800	12/15/42	30	27,643
First Mortgage	5.250	02/01/41	25	27,494

Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	7	6,716
Hydro-Quebec (Canada), Local Gov’t. Gtd. Notes, Series IO	8.050	07/07/24	10	10,983
Nevada Power Co., General Ref. Mortgage, Series R	6.750	07/01/37	10	12,021
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.750	11/01/29	25	22,343
Northern States Power Co., First Mortgage	3.600	09/15/47	10	8,921
Pacific Gas & Electric Co.,
First Mortgage	1.750	06/16/22	30	29,978
First Mortgage	3.950	12/01/47	55	40,159
First Mortgage	4.000	12/01/46	15	11,039
First Mortgage	4.500	07/01/40	15	12,313
PacifiCorp,
First Mortgage	2.700	09/15/30	25	22,611
First Mortgage	2.900	06/15/52	10	7,648
First Mortgage	5.250	06/15/35	45	47,382
First Mortgage	6.000	01/15/39	15	17,149

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

PECO Energy Co., First Mortgage	2.800%	06/15/50	5	$3,811
PPL Electric Utilities Corp.,
First Mortgage	4.125	06/15/44	15	14,052
First Mortgage	4.150	10/01/45	20	18,583
First Mortgage	6.250	05/15/39	10	11,848
Public Service Electric & Gas Co.,
First Mortgage, MTN	3.600	12/01/47	5	4,453
First Mortgage, MTN	3.650	09/01/28	25	24,693
First Ref. Mortgage, MTN	3.950	05/01/42	10	9,276

Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	2.450	11/15/31	20	16,938
Puget Energy, Inc.,
Sr. Sec’d. Notes	2.379	06/15/28	5	4,449
Sr. Sec’d. Notes	3.650	05/15/25	20	19,799
Sr. Sec’d. Notes	4.100	06/15/30	75	71,754
San Diego Gas & Electric Co.,
First Mortgage, Series RRR	3.750	06/01/47	5	4,429
First Mortgage, Series UUU	3.320	04/15/50	25	20,406
Sempra Energy,
Sr. Unsec’d. Notes	3.300	04/01/25	60	59,221
Sr. Unsec’d. Notes	4.000	02/01/48	15	13,197
Southern California Edison Co.,
First Ref. Mortgage	4.000	04/01/47	20	17,096
First Ref. Mortgage	4.650	10/01/43	40	38,026
First Ref. Mortgage, Series C	3.500	10/01/23	50	50,147

Tampa Electric Co., Sr. Unsec’d. Notes	4.450	06/15/49	15	14,583
Tucson Electric Power Co., Sr. Unsec’d. Notes	3.250	05/15/32	30	27,646
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	6.000	05/15/37	20	22,680
Sr. Unsec’d. Notes, Series B	6.000	01/15/36	10	11,295

WEC Energy Group, Inc., Sr. Unsec’d. Notes	1.800	10/15/30	20	16,428
Xcel Energy, Inc.,
Sr. Unsec’d. Notes	0.500	10/15/23	15	14,446

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Xcel Energy, Inc., (cont’d.)
Sr. Unsec’d. Notes	1.750%	03/15/27	25	$22,627
Sr. Unsec’d. Notes	4.000	06/15/28	70	69,197
				1,709,591
Electronics 0.1%
Agilent Technologies, Inc., Sr. Unsec’d. Notes	2.300	03/12/31	50	41,983
Entertainment 0.1%
Magallanes, Inc., Gtd. Notes, 144A	5.141	03/15/52	45	40,257
Foods 0.2%
Hormel Foods Corp., Sr. Unsec’d. Notes	0.650	06/03/24	30	28,575
Mondelez International, Inc., Sr. Unsec’d. Notes	2.750	04/13/30	10	8,965
Tyson Foods, Inc., Sr. Unsec’d. Notes	4.000	03/01/26	60	60,189
				97,729
Gas 0.2%
Atmos Energy Corp., Sr. Unsec’d. Notes	3.375	09/15/49	10	8,393
NiSource, Inc.,
Sr. Unsec’d. Notes	4.800	02/15/44	10	9,272
Sr. Unsec’d. Notes	5.250	02/15/43	30	29,675
Southern California Gas Co.,
First Mortgage	3.750	09/15/42	10	8,935
First Mortgage	5.125	11/15/40	15	15,581

Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43	25	22,638
				94,494

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Products 0.1%
Danaher Corp., Sr. Unsec’d. Notes	2.800%	12/10/51	15	$11,075
Stryker Corp.,
Sr. Unsec’d. Notes	3.375	05/15/24	10	10,006
Sr. Unsec’d. Notes	3.375	11/01/25	10	9,935

Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.800	10/15/41	15	11,998
				43,014
Healthcare-Services 1.4%
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	3.387	10/15/49	15	12,719
Aetna, Inc., Sr. Unsec’d. Notes	2.750	11/15/22	50	50,074
AHS Hospital Corp., Sr. Unsec’d. Notes, Series 2021	2.780	07/01/51	10	7,427
Anthem, Inc.,
Sr. Unsec’d. Notes	3.650	12/01/27	90	88,249
Sr. Unsec’d. Notes	4.625	05/15/42	35	34,473

Ascension Health, Sr. Unsec’d. Notes, Series B	2.532	11/15/29	15	13,748
Baylor Scott & White Holdings, Unsec’d. Notes, Series 2021	1.777	11/15/30	30	25,187
Children’s Health System of Texas, Unsec’d. Notes	2.511	08/15/50	10	7,001
Children’s Hospital Corp. (The), Gtd. Notes, Series 2017	4.115	01/01/47	10	9,954
CommonSpirit Health, Sr. Sec’d. Notes	2.760	10/01/24	20	19,528
HCA, Inc., Sr. Sec’d. Notes	3.500	07/15/51	40	29,647
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47	15	14,653
Unsec’d. Notes, Series 2021	2.810	06/01/41	70	55,995
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes	5.000	07/01/42	30	32,591
Unsec’d. Notes, Series 2020	2.955	01/01/50	10	7,909

Methodist Hospital (The), Unsec’d. Notes, Series 20A	2.705	12/01/50	25	18,529

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Mount Sinai Hospitals Group, Inc., Sec’d. Notes, Series 2019	3.737%	07/01/49	10	$8,810
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	45	43,167
NYU Langone Hospitals, Sec’d. Notes	4.368	07/01/47	15	14,163
OhioHealth Corp., Sec’d. Notes	2.297	11/15/31	30	26,229
PeaceHealth Obligated Group, Sr. Unsec’d. Notes, Series 2020	1.375	11/15/25	5	4,628
Piedmont Healthcare, Inc., Sec’d. Notes, Series 2042	2.719	01/01/42	15	11,590
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	10	9,078
Unsec’d. Notes, Series H	2.746	10/01/26	30	28,885

Sentara Healthcare, Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	15	11,789
Stanford Health Care,
Unsec’d. Notes	3.027	08/15/51	30	24,322
Unsec’d. Notes, Series 2018	3.795	11/15/48	15	13,951

Sutter Health, Unsec’d. Notes, Series 2018	4.091	08/15/48	45	40,551
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.050	05/15/41	30	25,055
Sr. Unsec’d. Notes	3.750	07/15/25	90	90,890
Sr. Unsec’d. Notes	4.250	06/15/48	25	24,384
				805,176
Insurance 0.6%
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26	70	70,795
Chubb Corp. (The), Gtd. Notes	6.000	05/11/37	15	17,489
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29	25	24,086
Sr. Unsec’d. Notes	3.950	05/15/24	35	35,188

Corebridge Financial, Inc., Sr. Unsec’d. Notes, 144A	3.900	04/05/32	45	42,271

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)

Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	3.500%	10/15/50	50	$40,281
Lincoln National Corp., Sr. Unsec’d. Notes	3.050	01/15/30	5	4,567
Loews Corp., Sr. Unsec’d. Notes	3.200	05/15/30	15	13,918
Markel Corp.,
Sr. Unsec’d. Notes	3.450	05/07/52	5	3,935
Sr. Unsec’d. Notes	4.300	11/01/47	15	13,766

Unum Group, Sr. Unsec’d. Notes	4.000	06/15/29	65	63,415
				329,711
Iron/Steel 0.1%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	2.400	06/15/25	10	9,566
Sr. Unsec’d. Notes	3.450	04/15/30	60	56,083

Vale Overseas Ltd. (Brazil), Gtd. Notes	6.250	08/10/26	20	21,060
				86,709
Lodging 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.600	04/15/24	5	5,010
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	45	43,442
				48,452
Machinery-Diversified 0.2%
Flowserve Corp., Sr. Unsec’d. Notes	2.800	01/15/32	10	8,258
John Deere Capital Corp.,
Sr. Unsec’d. Notes	2.800	01/27/23	10	10,030
Sr. Unsec’d. Notes, MTN	2.800	03/06/23	30	30,157

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Diversified (cont’d.)
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.450%	11/15/26	60	$57,724
Gtd. Notes	4.950	09/15/28	30	30,141
				136,310
Media 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.700	04/01/51	110	77,477
Sr. Sec’d. Notes	4.800	03/01/50	15	12,444
Sr. Sec’d. Notes	5.375	04/01/38	45	41,924
Sr. Sec’d. Notes	6.484	10/23/45	75	75,790
Comcast Corp.,
Gtd. Notes	3.450	02/01/50	35	28,840
Gtd. Notes	3.750	04/01/40	10	9,011
Gtd. Notes, 144A	2.937	11/01/56	9	6,464
Gtd. Notes, 144A	2.987	11/01/63	52	36,803
Discovery Communications LLC,
Gtd. Notes	4.000	09/15/55	66	49,305
Gtd. Notes	4.125	05/15/29	20	19,121
Gtd. Notes	5.300	05/15/49	30	28,122

Walt Disney Co. (The), Gtd. Notes	7.300	04/30/28	35	41,187
				426,488
Mining 0.8%
Barrick North America Finance LLC (Canada),
Gtd. Notes	5.700	05/30/41	85	93,037
Gtd. Notes	5.750	05/01/43	50	55,074

Barrick PD Australia Finance Pty Ltd. (Canada), Gtd. Notes	5.950	10/15/39	20	22,436
Freeport-McMoRan, Inc.,
Gtd. Notes	4.125	03/01/28	20	19,331
Gtd. Notes	4.375	08/01/28	55	53,268
Gtd. Notes	5.400	11/14/34	25	25,576

Kinross Gold Corp. (Canada), Gtd. Notes	4.500	07/15/27	60	60,192

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
Newmont Corp.,
Gtd. Notes	2.250%	10/01/30	40	$34,159
Gtd. Notes	2.600	07/15/32	5	4,263
Gtd. Notes	2.800	10/01/29	45	40,866
Gtd. Notes	5.450	06/09/44	25	27,051
				435,253
Miscellaneous Manufacturing 0.2%
Carlisle Cos., Inc., Sr. Unsec’d. Notes	2.200	03/01/32	50	40,643
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	15	14,889
Textron, Inc., Sr. Unsec’d. Notes	2.450	03/15/31	50	42,593
				98,125
Oil & Gas 0.5%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.750	02/15/52	15	12,016
Chevron Corp., Sr. Unsec’d. Notes	3.078	05/11/50	5	4,161
ConocoPhillips Co., Gtd. Notes	4.950	03/15/26	25	26,351
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41	10	10,427
Diamondback Energy, Inc.,
Gtd. Notes	3.125	03/24/31	10	8,924
Gtd. Notes	3.500	12/01/29	80	74,625

EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35	20	19,014
Equinor ASA (Norway), Gtd. Notes	3.700	04/06/50	20	18,028
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114	03/01/46	15	14,304
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	1.900	08/15/30	40	33,188
Sr. Unsec’d. Notes	2.150	01/15/31	20	16,860

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

TotalEnergies Capital International SA (France), Gtd. Notes	2.829%	01/10/30	25	$23,099
Valero Energy Corp., Sr. Unsec’d. Notes	4.000	04/01/29	20	19,450
				280,447
Oil & Gas Services 0.0%
Halliburton Co., Sr. Unsec’d. Notes	4.750	08/01/43	25	23,346
Packaging & Containers 0.1%
Berry Global, Inc.,
Sr. Sec’d. Notes	0.950	02/15/24	30	28,645
Sr. Sec’d. Notes	1.570	01/15/26	55	50,052
				78,697
Pharmaceuticals 1.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.250	11/21/49	45	41,254
Sr. Unsec’d. Notes	4.550	03/15/35	40	39,772
Sr. Unsec’d. Notes	4.700	05/14/45	50	48,741

Astrazeneca Finance LLC (United Kingdom), Gtd. Notes	2.250	05/28/31	15	13,120
Becton, Dickinson & Co., Sr. Unsec’d. Notes	3.734	12/15/24	9	9,018
Cigna Corp.,
Gtd. Notes	4.500	02/25/26	120	122,539
Gtd. Notes	4.900	12/15/48	15	14,889
Sr. Unsec’d. Notes	2.400	03/15/30	55	48,224
Sr. Unsec’d. Notes	3.400	03/15/50	40	31,347
CVS Health Corp.,
Sr. Unsec’d. Notes	4.300	03/25/28	10	10,044
Sr. Unsec’d. Notes	4.780	03/25/38	35	34,631
Sr. Unsec’d. Notes	5.125	07/20/45	35	35,133

GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	2.850	05/08/22	45	45,012
Johnson & Johnson, Sr. Unsec’d. Notes	3.625	03/03/37	25	24,109

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Merck & Co., Inc.,
Sr. Unsec’d. Notes	2.400%	09/15/22	100	$100,113
Sr. Unsec’d. Notes	3.400	03/07/29	10	9,801
Mylan, Inc.,
Gtd. Notes	4.200	11/29/23	30	30,247
Gtd. Notes	5.200	04/15/48	75	66,357

Pfizer, Inc., Sr. Unsec’d. Notes	2.550	05/28/40	20	16,042
Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes	2.050	03/31/30	135	114,041
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	45	35,080
Gtd. Notes	4.000	06/22/50	45	33,245

Wyeth LLC, Gtd. Notes	6.450	02/01/24	50	52,864
				975,623
Pipelines 1.6%
Energy Transfer LP,
Gtd. Notes	5.350	05/15/45	55	50,298
Sr. Unsec’d. Notes	3.900	07/15/26	55	53,556
Sr. Unsec’d. Notes	4.200	04/15/27	30	29,471
Sr. Unsec’d. Notes	4.750	01/15/26	40	40,491
Sr. Unsec’d. Notes	4.900	03/15/35	30	28,251
Sr. Unsec’d. Notes	5.300	04/15/47	10	9,044
Sr. Unsec’d. Notes	6.000	06/15/48	15	14,770
Sr. Unsec’d. Notes	6.625	10/15/36	10	10,389

Enterprise Products Operating LLC, Gtd. Notes	4.850	03/15/44	95	90,850
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	3.250	06/01/30	20	18,371
Sr. Unsec’d. Notes	3.950	03/01/50	30	25,055
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	90	77,412
Sr. Unsec’d. Notes	4.125	03/01/27	10	9,909
Sr. Unsec’d. Notes	4.500	07/15/23	20	20,222
Sr. Unsec’d. Notes	4.500	04/15/38	20	18,390
Sr. Unsec’d. Notes	4.700	04/15/48	50	44,337

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

ONEOK Partners LP, Gtd. Notes	3.375%	10/01/22	35	$35,077
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	155	137,286
Gtd. Notes	4.450	09/01/49	20	17,077
Gtd. Notes	4.950	07/13/47	10	9,105
Phillips 66 Partners LP,
Sr. Unsec’d. Notes	3.750	03/01/28	10	9,678
Sr. Unsec’d. Notes	4.900	10/01/46	25	24,899
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	25	22,883
Sr. Unsec’d. Notes	3.800	09/15/30	5	4,617

Targa Resources Corp., Gtd. Notes	4.200	02/01/33	15	14,204
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.250	05/15/30	55	50,621
Sr. Unsec’d. Notes	4.600	03/15/48	25	23,524
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27	30	29,348
Sr. Unsec’d. Notes	4.850	03/01/48	5	4,764
				923,899
Real Estate Investment Trusts (REITs) 1.0%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	2.500	08/16/31	50	41,253
Corporate Office Properties LP, Gtd. Notes	2.900	12/01/33	30	24,300
CubeSmart LP, Gtd. Notes	2.250	12/15/28	20	17,592
Essex Portfolio LP, Gtd. Notes	1.700	03/01/28	15	13,149
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.250	01/15/32	10	8,434
Healthpeak Properties, Inc., Sr. Unsec’d. Notes	3.000	01/15/30	20	18,264
Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series J	2.900	12/15/31	15	12,667
Kimco Realty Corp.,
Sr. Unsec’d. Notes	1.900	03/01/28	50	44,128

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Kimco Realty Corp., (cont’d.)
Sr. Unsec’d. Notes	3.200%	04/01/32	25	$22,731
Realty Income Corp.,
Sr. Unsec’d. Notes	3.100	12/15/29	60	55,731
Sr. Unsec’d. Notes	3.400	01/15/28	10	9,659
Simon Property Group LP,
Sr. Unsec’d. Notes	2.450	09/13/29	20	17,646
Sr. Unsec’d. Notes	2.650	02/01/32	30	25,860
Sr. Unsec’d. Notes	3.375	10/01/24	70	69,885
Sr. Unsec’d. Notes	3.500	09/01/25	5	4,963
Sr. Unsec’d. Notes	3.750	02/01/24	10	10,086

Spirit Realty LP, Gtd. Notes	2.700	02/15/32	25	21,064
Ventas Realty LP, Gtd. Notes	3.850	04/01/27	10	9,907
VICI Properties LP, Sr. Unsec’d. Notes	4.750	02/15/28	25	24,893
Welltower, Inc., Sr. Unsec’d. Notes	2.700	02/15/27	10	9,545
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.000	04/15/30	65	62,636
WP Carey, Inc., Sr. Unsec’d. Notes	2.250	04/01/33	35	27,808
				552,201
Retail 0.4%
AutoZone, Inc.,
Sr. Unsec’d. Notes	1.650	01/15/31	5	4,005
Sr. Unsec’d. Notes	3.750	04/18/29	30	28,860
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	3.750	02/15/24	95	96,337
Sr. Unsec’d. Notes	3.900	06/15/47	20	18,416

Lowe’s Cos., Inc., Sr. Unsec’d. Notes	3.100	05/03/27	20	19,389

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.700%	12/09/35	25	$25,385
O’Reilly Automotive, Inc., Sr. Unsec’d. Notes	1.750	03/15/31	15	12,092
				204,484
Semiconductors 0.4%
Broadcom, Inc.,
Gtd. Notes, 144A	3.500	02/15/41	20	15,587
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	13	10,421
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	62	53,323
Sr. Unsec’d. Notes, 144A	4.000	04/15/29	60	57,267
Sr. Unsec’d. Notes, 144A	4.926	05/15/37	85	79,451
				216,049
Software 0.5%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.100	03/01/41	10	7,845
Fiserv, Inc.,
Sr. Unsec’d. Notes	2.750	07/01/24	5	4,916
Sr. Unsec’d. Notes	3.850	06/01/25	15	15,029

Intuit, Inc., Sr. Unsec’d. Notes	1.350	07/15/27	5	4,449
Microsoft Corp., Sr. Unsec’d. Notes	2.921	03/17/52	32	26,057
Oracle Corp.,
Sr. Unsec’d. Notes	2.800	04/01/27	85	78,614
Sr. Unsec’d. Notes	2.950	05/15/25	75	72,563

ServiceNow, Inc., Sr. Unsec’d. Notes	1.400	09/01/30	30	24,088
Workday, Inc.,
Sr. Unsec’d. Notes	3.500	04/01/27	10	9,755
Sr. Unsec’d. Notes	3.700	04/01/29	25	23,938
				267,254

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications 1.0%
AT&T, Inc.,
Sr. Unsec’d. Notes	1.700%	03/25/26	95	$87,687
Sr. Unsec’d. Notes	2.550	12/01/33	29	24,028
Sr. Unsec’d. Notes	3.500	06/01/41	100	83,160
Sr. Unsec’d. Notes	3.550	09/15/55	85	65,832
Sr. Unsec’d. Notes	3.800	12/01/57	30	24,077
T-Mobile USA, Inc.,
Sr. Sec’d. Notes	2.050	02/15/28	40	35,293
Sr. Sec’d. Notes	3.000	02/15/41	125	95,424
Sr. Sec’d. Notes	3.875	04/15/30	30	28,395
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.650	11/20/40	10	7,570
Sr. Unsec’d. Notes	3.400	03/22/41	45	37,883
Sr. Unsec’d. Notes	4.016	12/03/29	60	58,696
				548,045
Transportation 0.3%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.750	04/01/24	75	75,958
CSX Corp.,
Sr. Unsec’d. Notes	3.800	03/01/28	35	34,763
Sr. Unsec’d. Notes	3.800	11/01/46	10	8,839
Union Pacific Corp.,
Sr. Unsec’d. Notes	3.000	04/15/27	15	14,511
Sr. Unsec’d. Notes	3.600	09/15/37	10	9,205
Sr. Unsec’d. Notes	3.799	04/06/71	5	4,219
				147,495

Total Corporate Bonds (cost $16,098,072)				14,292,084
Municipal Bonds 0.9%
Arizona 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs	4.839	01/01/41	35	38,226

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California 0.3%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263%	04/01/49	75	$97,809
Taxable, Revenue Bonds	2.574	04/01/31	15	13,803

Los Angeles Department of Water & Power, Power System Revenue, Revenue Bonds, BABs	5.716	07/01/39	20	23,662
State of California, General Obligation Unlimited, Taxable, BABs	7.550	04/01/39	30	41,251
				176,525
Illinois 0.0%
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33	25	25,561
Michigan 0.1%
Michigan Finance Authority, Taxable, Revenue Bonds	3.384	12/01/40	15	13,129
University of Michigan,
Taxable, Revenue Bonds, Series B	2.437	04/01/40	25	19,537
Taxable, Revenue Bonds, Series B	3.504	04/01/52	30	27,303
				59,969
New Jersey 0.1%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	60	81,563
New York 0.1%
New York State Dormitory Authority, Taxable, Revenue Bonds, Series C	2.202	03/15/34	30	24,198
Port Authority of New York & New Jersey, Revenue Bonds	4.458	10/01/62	15	15,201
				39,399
Ohio 0.1%
JobsOhio Beverage System, Taxable, Revenue Bonds, Series A	2.833	01/01/38	5	4,204
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.048	12/01/56	12	11,598

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Ohio (cont’d.)
Ohio State University (The), (cont’d.)
Taxable, Revenue Bonds, Series A	4.800%	06/01/2111	25	$24,690
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	10	11,066
				51,558
Texas 0.0%
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	15	13,297
Virginia 0.1%
University of Virginia, Taxable, Revenue Bonds, Series B	2.584	11/01/51	40	30,216

Total Municipal Bonds (cost $575,098)				516,314
Sovereign Bonds 1.5%
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.500	01/11/28	200	195,642
Israel Government International Bond (Israel), Sr. Unsec’d. Notes	2.875	03/16/26	225	221,991
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	4.500	04/22/29	200	197,936
Sr. Unsec’d. Notes, MTN	4.750	03/08/44	66	58,241

Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	2.783	01/23/31	32	27,712
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	7.750	01/14/31	100	124,392
Province of Quebec (Canada), Debentures, Series NN	7.125	02/09/24	30	32,153
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	5.100	06/18/50	25	26,238

Total Sovereign Bonds (cost $975,754)				884,305
U.S. Government Agency Obligations 27.5%
Federal Home Loan Bank	3.250	11/16/28	70	70,781
Federal Home Loan Mortgage Corp.	0.375	05/05/23	105	103,079

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Federal Home Loan Mortgage Corp.	1.500%	10/01/50	221	$186,602
Federal Home Loan Mortgage Corp.	2.000	01/01/32	34	31,905
Federal Home Loan Mortgage Corp.	2.000	12/01/50	424	375,236
Federal Home Loan Mortgage Corp.	2.000	05/01/51	498	440,331
Federal Home Loan Mortgage Corp.	2.500	07/01/31	88	86,837
Federal Home Loan Mortgage Corp.	2.500	04/01/51	270	247,156
Federal Home Loan Mortgage Corp.	2.500	10/01/51	411	376,022
Federal Home Loan Mortgage Corp.	3.000	02/01/32	25	24,589
Federal Home Loan Mortgage Corp.	3.000	02/01/32	30	30,260
Federal Home Loan Mortgage Corp.	3.000	01/01/37	9	9,076
Federal Home Loan Mortgage Corp.	3.000	12/01/37	13	12,745
Federal Home Loan Mortgage Corp.	3.000	12/01/42	90	87,140
Federal Home Loan Mortgage Corp.	3.000	11/01/46	26	24,602
Federal Home Loan Mortgage Corp.	3.000	01/01/47	165	157,792
Federal Home Loan Mortgage Corp.	3.000	03/01/47	113	108,462
Federal Home Loan Mortgage Corp.	3.000	12/01/47	64	61,032
Federal Home Loan Mortgage Corp.	3.000	12/01/47	102	97,804
Federal Home Loan Mortgage Corp.	3.500	11/01/37	15	15,165
Federal Home Loan Mortgage Corp.	3.500	06/01/42	23	22,458
Federal Home Loan Mortgage Corp.	3.500	04/01/46	29	29,002
Federal Home Loan Mortgage Corp.	3.500	11/01/47	40	39,594
Federal Home Loan Mortgage Corp.	3.500	11/01/47	49	48,094
Federal Home Loan Mortgage Corp.	3.500	02/01/48	142	139,398
Federal Home Loan Mortgage Corp.	3.500	04/01/48	271	264,763
Federal Home Loan Mortgage Corp.	4.000	10/01/45	26	26,443
Federal Home Loan Mortgage Corp.	4.000	05/01/46	54	54,487
Federal Home Loan Mortgage Corp.	4.000	03/01/47	28	27,635
Federal Home Loan Mortgage Corp.	4.000	01/01/48	44	43,660
Federal Home Loan Mortgage Corp.	4.500	07/01/47	53	54,703
Federal Home Loan Mortgage Corp.	4.500	12/01/48	14	14,245
Federal Home Loan Mortgage Corp.	6.250	07/15/32	30	37,850
Federal National Mortgage Assoc.	0.500	06/17/25	50	46,414
Federal National Mortgage Assoc.	0.500	11/07/25	30	27,551
Federal National Mortgage Assoc.	0.750	10/08/27	45	39,933
Federal National Mortgage Assoc.	0.875	08/05/30	75	62,594
Federal National Mortgage Assoc.	1.500	10/01/50	235	198,426
Federal National Mortgage Assoc.	1.500	11/01/50	237	200,067
Federal National Mortgage Assoc.	1.500	02/01/51	212	179,043
Federal National Mortgage Assoc.	2.000	07/01/40	187	168,071
Federal National Mortgage Assoc.	2.000	01/01/41	433	389,344
Federal National Mortgage Assoc.	2.000	05/01/41	441	395,987
Federal National Mortgage Assoc.	2.000	09/01/50	320	283,840

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Federal National Mortgage Assoc.	2.000%	12/01/50	166	$146,694
Federal National Mortgage Assoc.	2.000	01/01/51	303	268,746
Federal National Mortgage Assoc.	2.000	03/01/51	139	122,769
Federal National Mortgage Assoc.	2.000	05/01/51	245	217,073
Federal National Mortgage Assoc.	2.500	TBA	500	456,110
Federal National Mortgage Assoc.	2.500	TBA	500	478,418
Federal National Mortgage Assoc.	2.500	02/05/24	95	94,953
Federal National Mortgage Assoc.	2.500	06/01/28	77	75,161
Federal National Mortgage Assoc.	2.500	01/01/32	87	85,342
Federal National Mortgage Assoc.	2.500	02/01/43	35	32,616
Federal National Mortgage Assoc.	2.500	09/01/46	33	30,628
Federal National Mortgage Assoc.	2.500	09/01/46	62	56,812
Federal National Mortgage Assoc.	2.500	05/01/50	198	181,377
Federal National Mortgage Assoc.	2.500	08/01/50	375	343,103
Federal National Mortgage Assoc.	2.500	10/01/50	421	385,530
Federal National Mortgage Assoc.	2.500	04/01/51	827	756,488
Federal National Mortgage Assoc.	2.500	08/01/51	113	103,051
Federal National Mortgage Assoc.	3.000	TBA	500	471,446
Federal National Mortgage Assoc.	3.000	11/01/28	47	46,842
Federal National Mortgage Assoc.	3.000	01/01/30	92	91,582
Federal National Mortgage Assoc.	3.000	12/01/36	29	28,019
Federal National Mortgage Assoc.	3.000	10/01/42	17	16,467
Federal National Mortgage Assoc.	3.000	12/01/42	102	98,346
Federal National Mortgage Assoc.	3.000	02/01/43	195	187,388
Federal National Mortgage Assoc.	3.000	04/01/43	51	49,622
Federal National Mortgage Assoc.	3.000	08/01/43	167	160,580
Federal National Mortgage Assoc.	3.000	01/01/47	167	159,650
Federal National Mortgage Assoc.	3.000	02/01/47	114	108,776
Federal National Mortgage Assoc.	3.000	01/01/50	91	85,810
Federal National Mortgage Assoc.	3.500	TBA	500	484,883
Federal National Mortgage Assoc.	3.500	08/01/31	31	31,622
Federal National Mortgage Assoc.	3.500	10/01/32	15	14,747
Federal National Mortgage Assoc.	3.500	06/01/33	21	20,700
Federal National Mortgage Assoc.	3.500	01/01/42	71	70,048
Federal National Mortgage Assoc.	3.500	03/01/42	68	67,201
Federal National Mortgage Assoc.	3.500	10/01/42	198	195,602
Federal National Mortgage Assoc.	3.500	11/01/42	50	48,993
Federal National Mortgage Assoc.	3.500	08/01/43	66	65,524
Federal National Mortgage Assoc.	3.500	03/01/45	111	109,458
Federal National Mortgage Assoc.	3.500	01/01/46	22	21,311
Federal National Mortgage Assoc.	3.500	12/01/46	209	205,455
Federal National Mortgage Assoc.	3.500	01/01/47	46	45,893

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Federal National Mortgage Assoc.	3.500%	09/01/47	72	$70,833
Federal National Mortgage Assoc.	4.000	01/01/41	128	129,209
Federal National Mortgage Assoc.	4.000	04/01/41	77	77,723
Federal National Mortgage Assoc.	4.000	02/01/47	68	67,784
Federal National Mortgage Assoc.	4.000	04/01/48	122	122,090
Federal National Mortgage Assoc.	4.000	12/01/48	111	110,686
Federal National Mortgage Assoc.	4.000	03/01/49	236	235,477
Federal National Mortgage Assoc.	4.500	03/01/41	70	72,921
Federal National Mortgage Assoc.	4.500	02/01/44	60	62,418
Federal National Mortgage Assoc.	4.500	01/01/45	65	68,119
Federal National Mortgage Assoc.	4.500	04/01/48	40	40,888
Federal National Mortgage Assoc.	4.500	05/01/48	11	11,622
Federal National Mortgage Assoc.	4.500	08/01/48	15	15,302
Federal National Mortgage Assoc.	4.500	02/01/49	13	12,816
Federal National Mortgage Assoc.	5.000	11/01/35	89	93,703
Federal National Mortgage Assoc.	5.000	06/01/40	17	18,206
Federal National Mortgage Assoc.	5.000	03/01/42	36	38,186
Federal National Mortgage Assoc.	6.625	11/15/30	30	37,668
Government National Mortgage Assoc.	2.000	12/20/51	247	225,551
Government National Mortgage Assoc.	2.500	03/20/43	8	7,814
Government National Mortgage Assoc.	2.500	12/20/46	15	13,542
Government National Mortgage Assoc.	2.500	05/20/51	483	449,885
Government National Mortgage Assoc.	3.000	TBA	250	238,301
Government National Mortgage Assoc.	3.000	01/20/43	74	71,333
Government National Mortgage Assoc.	3.000	04/20/45	30	29,080
Government National Mortgage Assoc.	3.000	07/20/46	54	51,565
Government National Mortgage Assoc.	3.000	09/20/46	55	52,641
Government National Mortgage Assoc.	3.000	11/20/46	39	37,164
Government National Mortgage Assoc.	3.000	03/20/49	69	66,652
Government National Mortgage Assoc.	3.500	12/20/42	151	150,992
Government National Mortgage Assoc.	3.500	01/20/44	42	41,710
Government National Mortgage Assoc.	3.500	04/20/45	22	22,110
Government National Mortgage Assoc.	3.500	07/20/46	97	95,796
Government National Mortgage Assoc.	3.500	08/20/46	147	145,226
Government National Mortgage Assoc.	3.500	09/20/46	23	22,662
Government National Mortgage Assoc.	3.500	07/20/47	63	62,114
Government National Mortgage Assoc.	3.500	11/20/47	41	40,777
Government National Mortgage Assoc.	4.000	12/20/45	66	67,473
Government National Mortgage Assoc.	4.000	10/20/46	4	3,904
Government National Mortgage Assoc.	4.000	03/20/47	32	32,118
Government National Mortgage Assoc.	4.000	07/20/47	40	40,945
Government National Mortgage Assoc.	4.000	09/20/47	105	106,031

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Government National Mortgage Assoc.	4.000%	03/20/49	17	$16,892
Government National Mortgage Assoc.	4.500	04/20/41	13	14,172
Government National Mortgage Assoc.	4.500	03/20/44	35	37,377
Government National Mortgage Assoc.	4.500	12/20/44	33	34,836
Government National Mortgage Assoc.	4.500	11/20/46	17	18,209
Government National Mortgage Assoc.	4.500	01/20/47	5	5,753
Government National Mortgage Assoc.	5.000	04/20/45	26	28,062
Government National Mortgage Assoc.	5.500	12/15/33	11	11,554
Tennessee Valley Authority, Sr. Unsec’d. Notes	0.750	05/15/25	25	23,383
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	40	34,225

Total U.S. Government Agency Obligations (cost $16,876,784)				15,646,554
U.S. Treasury Obligations 38.6%
U.S. Treasury Bonds	1.375	11/15/40	1,200	897,750
U.S. Treasury Bonds	1.375	08/15/50	735	505,657
U.S. Treasury Bonds	1.625	11/15/50	285	209,431
U.S. Treasury Bonds	1.750	08/15/41	440	348,563
U.S. Treasury Bonds	1.875	11/15/51	10	7,841
U.S. Treasury Bonds	2.000	11/15/41	70	57,936
U.S. Treasury Bonds	2.250	05/15/41	1,425	1,234,184
U.S. Treasury Bonds	2.375	02/15/42	40	35,350
U.S. Treasury Bonds	2.500	02/15/46	450	398,742
U.S. Treasury Bonds	2.500	05/15/46	425	376,457
U.S. Treasury Bonds	3.625	08/15/43	749	798,462
U.S. Treasury Bonds	6.250	08/15/23	790	828,173
U.S. Treasury Notes	0.125	08/31/23	310	300,482
U.S. Treasury Notes	0.125	09/15/23	1,712	1,657,778
U.S. Treasury Notes	0.250	09/30/25	1,510	1,378,937
U.S. Treasury Notes	0.375	04/30/25	475	440,822
U.S. Treasury Notes	0.375	01/31/26	380	345,384
U.S. Treasury Notes	0.750	03/31/26	1,990	1,828,313
U.S. Treasury Notes	0.750	04/30/26	870	798,021
U.S. Treasury Notes	0.875	06/30/26	980	900,145
U.S. Treasury Notes	1.250	11/30/26	910	844,025
U.S. Treasury Notes	1.250	12/31/26	315	291,695
U.S. Treasury Notes	1.500	11/30/28	280	255,413
U.S. Treasury Notes	1.625	04/30/23	1,100	1,094,285
U.S. Treasury Notes	1.750	03/15/25	555	537,656
U.S. Treasury Notes	1.875	02/15/32	280	255,675
U.S. Treasury Notes	2.000	08/15/25	795	771,833

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(Continued)
U.S. Treasury Notes	2.125%	07/31/24	1,010	$995,323
U.S. Treasury Notes	2.125	05/15/25	210	205,209
U.S. Treasury Notes	2.250	03/31/24	1,120	1,110,463
U.S. Treasury Notes	2.375	03/31/29	145	139,766
U.S. Treasury Notes	2.500	04/30/24	300	298,740
U.S. Treasury Notes	2.500	03/31/27	165	161,700
U.S. Treasury Notes	2.625	02/15/29	1,120	1,097,075
U.S. Treasury Notes	2.750	04/30/27	100	99,145
U.S. Treasury Notes	3.125	11/15/28	90	90,816
U.S. Treasury Strips Coupon	1.122(s)	02/15/36	35	22,982
U.S. Treasury Strips Coupon	1.225(s)	02/15/41	15	8,150
U.S. Treasury Strips Coupon	1.371(s)	05/15/42	55	28,389
U.S. Treasury Strips Coupon	1.394(s)	11/15/41	20	10,506
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	15	7,658
U.S. Treasury Strips Coupon	1.463(s)	11/15/42	35	17,713
U.S. Treasury Strips Coupon	2.045(s)	11/15/36	45	28,737
U.S. Treasury Strips Coupon	2.227(s)	05/15/39	85	49,695
U.S. Treasury Strips Coupon	2.271(s)	08/15/39	185	107,488
U.S. Treasury Strips Coupon	2.350(s)	05/15/44	250	120,293

Total U.S. Treasury Obligations (cost $23,690,020)				21,998,858

Total Long-Term Investments (cost $61,767,255)				56,602,104

	Shares
Short-Term Investment 5.6%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $3,163,639)	3,163,639	3,163,639

TOTAL INVESTMENTS 104.9% (cost $64,930,894)		59,765,743
Liabilities in excess of other assets (4.9)%		(2,791,667)

Net Assets 100.0%		$56,974,076

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
BABs—Build America Bonds
GMTN—Global Medium Term Note
LP—Limited Partnership
MTN—Medium Term Note
REITs—Real Estate Investment Trust
STRIPs—Separate Trading of Registered Interest and Principal of Securities
TBA—To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).